Inventory, net - Summary of Inventory, net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Work in progress	$ 13	$ 3
Finished goods	2,706	755
Inventory, net	$ 2,719	$ 758	$ 403